Exhibit 99.1

World Omni Auto Receivables Trust 2018-C

Monthly Servicer Certificate

November 30, 2020

Dates Covered
Collections Period	11/01/20 - 11/30/20
Interest Accrual Period	11/16/20 - 12/14/20
30/360 Days	30
Actual/360 Days	29
Distribution Date	12/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/20	380,056,468.90	24,234
Yield Supplement Overcollateralization Amount 10/31/20	17,600,622.96	0
Receivables Balance 10/31/20	397,657,091.86	24,234
Principal Payments	17,978,233.35	519
Defaulted Receivables	606,117.97	33
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/20	16,389,065.82	0
Pool Balance at 11/30/20	362,683,674.72	23,682

Pool Statistics	$ Amount	# of Accounts
Pool Factor	34.35%
Prepayment ABS Speed	1.34%
Aggregate Starting Principal Balance	1,103,449,170.74	40,092

Delinquent Receivables:
Past Due 31-60 days	4,975,420.97	239
Past Due 61-90 days	1,500,561.63	70
Past Due 91-120 days	275,630.06	16
Past Due 121+ days	0.00	0
Total	6,751,612.66	325

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.78%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.47%
Delinquency Trigger Occurred	NO

Recoveries	321,893.45
Aggregate Net Losses/(Gains) - November 2020	284,224.52
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.86%
Prior Net Losses Ratio	0.49%
Second Prior Net Losses Ratio	0.32%
Third Prior Net Losses Ratio	0.48%
Four Month Average	0.54%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.00%

Overcollateralization Target Amount	10,184,266.44
Actual Overcollateralization	10,184,266.44
Weighted Average APR	3.47%
Weighted Average APR, Yield Adjusted	6.37%
Weighted Average Remaining Term	38.72

Flow of Funds	$ Amount
Collections	23,485,484.30
Investment Earnings on Cash Accounts	1,158.36
Servicing Fee(1)	(331,380.91)
Transfer to Collection Account	-
Available Funds	23,155,261.75

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	895,429.66
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,586.67
(5) Noteholders' Second Priority Principal Distributable Amount	7,188,527.74
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	10,184,266.44
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	739,451.24
(10) Collection Account Redeposits	4,061,000.00

Total Distributions of Available Funds	23,155,261.75

Servicing Fee	331,380.91
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	970,060,000.00
Original Class B	30,560,000.00

Total Class A & B
Note Balance @ 11/16/20	369,872,202.46
Principal Paid	17,372,794.18
Note Balance @ 12/15/20	352,499,408.28

Class A-1
Note Balance @ 11/16/20	0.00
Principal Paid	0.00
Note Balance @ 12/15/20	0.00
Note Factor @ 12/15/20	0.0000000%

Class A-2
Note Balance @ 11/16/20	0.00
Principal Paid	0.00
Note Balance @ 12/15/20	0.00
Note Factor @ 12/15/20	0.0000000%

Class A-3
Note Balance @ 11/16/20	250,252,202.46
Principal Paid	17,372,794.18
Note Balance @ 12/15/20	232,879,408.28
Note Factor @ 12/15/20	71.4354013%

Class A-4
Note Balance @ 11/16/20	89,060,000.00
Principal Paid	0.00
Note Balance @ 12/15/20	89,060,000.00
Note Factor @ 12/15/20	100.0000000%

Class B
Note Balance @ 11/16/20	30,560,000.00
Principal Paid	0.00
Note Balance @ 12/15/20	30,560,000.00
Note Factor @ 12/15/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	982,016.33
Total Principal Paid	17,372,794.18
Total Paid	18,354,810.51

Class A-1
Coupon	2.36000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.80000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.13000%
Interest Paid	652,741.16
Principal Paid	17,372,794.18
Total Paid to A-3 Holders	18,025,535.34

Class A-4
Coupon	3.27000%
Interest Paid	242,688.50
Principal Paid	0.00
Total Paid to A-4 Holders	242,688.50

Class B
Coupon	3.40000%
Interest Paid	86,586.67
Principal Paid	0.00
Total Paid to B Holders	86,586.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.9814079
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	17.3620297
Total Distribution Amount	18.3434376

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	2.0022735
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	53.2907797
Total A-3 Distribution Amount	55.2930532

A-4 Interest Distribution Amount	2.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.7250000

B Interest Distribution Amount	2.8333334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.8333334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	413.78
Noteholders' Principal Distributable Amount	586.22

Account Balances	$ Amount
Reserve Account
Balance as of 11/16/20	2,546,066.61
Investment Earnings	313.06
Investment Earnings Paid	(313.06)
Deposit/(Withdrawal)	-
Balance as of 12/15/20	2,546,066.61
Change	-

Required Reserve Amount	2,546,066.61

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,569,618.41	$2,129,047.18	$2,230,409.05
Number of Extensions	79	105	105
Ratio of extensions to Beginning of Period Receivables Balance	0.39%	0.51%	0.51%

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.
Such amounts have priority prior to the application of Available Funds.